Earnings Per Share (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares
Numerators:
Income attributable to the Company | $	$ 240,768	$ 233,642	$ 450,316	$ 439,104
Denominators:
Weighted average number of ordinary shares outstanding	304,172,400	301,781,895	303,929,089	301,637,274
Potentially dilutive Ordinary shares	1,155,218.40204506	615,485	1,052,768.56007039	673,158
Total weighted average Ordinary shares outstanding assuming dilution	305,327,618.402045	302,397,380	304,981,857.56007	302,310,432
Fully diluted income per Ordinary share | $ / shares	0.79	0.77	1.48	1.45